Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 3,942	$ 1,686	$ 8,527	$ 3,930	$ 8,603	$ 8,771
Product [Member]
Revenues	3,816	1,579	8,066	3,538	7,742	8,105
Service [Member]
Revenues	$ 126	$ 107	$ 461	$ 392	$ 861	$ 666